Plant and Equipment, Net - Schedule of Plant and Equipment, Net (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	$ 66,442,374	$ 8,536,531	$ 60,781,513
Less: accumulated depreciation	(39,457,565)	(5,069,517)	(38,080,729)
Plant and equipment, net	26,984,809	3,467,014	22,700,784
Plant and machineries [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	62,353,538	8,011,196	56,914,817
Motor vehicles [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	2,038,622	261,923	2,045,015
Office equipment [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	$ 2,050,214	$ 263,412	$ 1,821,681